Shareholders' Equity - Narrative (Detail)		3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 18, 2020 Director $ / shares shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) shares	Jun. 30, 2020 € / shares shares	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)
Class of Stock [Line Items]
Shares outstanding							36,705,936	36,705,936
Share based compensation | $		$ 3,700,000	$ 0	$ 3,700,000		$ 0
Distributions | $		$ 296,483,000	233,533,000	$ 689,684,000		475,629,000	$ 880,142,000	$ 1,031,823,000	$ 996,086,000
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Restricted stock granted during period (in shares	71,430			39,000
Restricted stock units, grant date fair value (in dollars per share) | $ / shares	$ 50.90
Number of directors who received RSUs | Director	2
Deferred Shares
Class of Stock [Line Items]
Shares outstanding		294,175,555		294,175,555	294,175,555
Common Class A
Class of Stock [Line Items]
Common share outstanding		365,899,235		365,899,235	365,899,235		0
Shares issued		365,899,000		365,899,000	365,899,000		0
Common Class A | 2020 Equity Incentive Plan
Class of Stock [Line Items]
Shares reserved for future issuance (in shares)		800,000		800,000	800,000
Common Class B
Class of Stock [Line Items]
Common share outstanding		241,207,425		241,207,425	241,207,425		0
Shares issued		241,207,000		241,207,000	241,207,000		0
Class R Redeemable Stock
Class of Stock [Line Items]
Common share outstanding		50,000		50,000	50,000		0
Shares issued		50,000		50,000	50,000		0
Redeemable stock, redemption price | € / shares					€ 1
Retained Earnings
Class of Stock [Line Items]
Distributions | $		$ 171,632,000	$ 198,380,000	$ 313,408,000		$ 396,049,000	$ 739,276,000	$ 814,359,000	$ 735,174,000